Fair Value Measurements - Derivative Instruments at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 27,071	$ 698	$ 288
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	67,067	52,891
Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	68,314	54,851
Public Warrants | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	11,036
Public Warrants | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	11,036
Private Warrants | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	16,036
Private Warrants | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	16,036
PPP loan | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		3,193
PPP loan | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		3,193
Senior secured term loan | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	39,995	49,000
Senior secured term loan | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	41,242	50,960
Preferred Stock warrant liability | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		698
Preferred Stock warrant liability | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		698
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	16,036	0
Level 1 | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0
Level 1 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	16,036
Level 1 | PPP loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		0
Level 1 | Senior secured term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 1 | Preferred Stock warrant liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	41,242	54,153
Level 2 | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0
Level 2 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0
Level 2 | PPP loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		3,193
Level 2 | Senior secured term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	41,242	50,960
Level 2 | Preferred Stock warrant liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	11,036	698
Level 3 | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	11,036
Level 3 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability
Level 3 | PPP loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		0
Level 3 | Senior secured term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 0	0
Level 3 | Preferred Stock warrant liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		$ 698